Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK FUNDS
Prospectus Date	rr_ProspectusDate	Jul. 29, 2015
Supplement [Text Block]	bf14_SupplementTextBlock

BLACKROCK FUNDSSM

BlackRock U.S. Treasury Money Market Portfolio

(the “Fund”)

Supplement dated July 29, 2015 to the

Prospectuses of the Fund, dated July 29, 2015

The Board of Trustees of BlackRock FundsSM (the “Board”), on behalf of the Fund, has approved an investment policy in order for the Fund to meet the definition of a “government money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended. The Board has chosen not to subject the Fund to discretionary or default liquidity fees or temporary suspensions of redemptions due to declines in the Fund’s weekly liquid assets. The Board has also approved an amended investment objective for the Fund. These changes will become effective October 1, 2015. Accordingly, effective October 1, 2015, the Fund’s prospectuses are amended as follows:

The section of the Fund’s prospectuses entitled “Fund Overview—Key Facts About BlackRock U.S. Treasury Money Market Portfolio—Investment Objective” is deleted in its entirety and replaced with the following:

The investment objective of BlackRock U.S. Treasury Money Market Portfolio (the “U.S. Treasury Money Market Portfolio” or the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

The first, second and third paragraphs of the section of the Fund’s prospectuses entitled “Fund Overview—Key Facts About BlackRock U.S. Treasury Money Market Portfolio—Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:

The U.S. Treasury Money Market Portfolio seeks to achieve its investment objective by investing at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury, and repurchase agreements secured by such obligations or cash. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The fourth and fifth paragraphs of the section of the Fund’s prospectuses entitled “Fund Overview—Key Facts About BlackRock U.S. Treasury Money Market Portfolio—Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

The section of the Fund’s prospectuses entitled “Fund Overview—Key Facts About BlackRock U.S. Treasury Money Market Portfolio—Principal Risks of Investing in the Fund” is amended to delete “Regulatory Risk” and replace it with the following:

■ Regulatory Risk—On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.

BLACKROCK U.S. TREASURY MONEY MARKET PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf14_SupplementTextBlock

BLACKROCK FUNDSSM

BlackRock U.S. Treasury Money Market Portfolio

(the “Fund”)

Supplement dated July 29, 2015 to the

Prospectuses of the Fund, dated July 29, 2015

The Board of Trustees of BlackRock FundsSM (the “Board”), on behalf of the Fund, has approved an investment policy in order for the Fund to meet the definition of a “government money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended. The Board has chosen not to subject the Fund to discretionary or default liquidity fees or temporary suspensions of redemptions due to declines in the Fund’s weekly liquid assets. The Board has also approved an amended investment objective for the Fund. These changes will become effective October 1, 2015. Accordingly, effective October 1, 2015, the Fund’s prospectuses are amended as follows:

The section of the Fund’s prospectuses entitled “Fund Overview—Key Facts About BlackRock U.S. Treasury Money Market Portfolio—Investment Objective” is deleted in its entirety and replaced with the following:

The investment objective of BlackRock U.S. Treasury Money Market Portfolio (the “U.S. Treasury Money Market Portfolio” or the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

The first, second and third paragraphs of the section of the Fund’s prospectuses entitled “Fund Overview—Key Facts About BlackRock U.S. Treasury Money Market Portfolio—Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:

The U.S. Treasury Money Market Portfolio seeks to achieve its investment objective by investing at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury, and repurchase agreements secured by such obligations or cash. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The fourth and fifth paragraphs of the section of the Fund’s prospectuses entitled “Fund Overview—Key Facts About BlackRock U.S. Treasury Money Market Portfolio—Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

The section of the Fund’s prospectuses entitled “Fund Overview—Key Facts About BlackRock U.S. Treasury Money Market Portfolio—Principal Risks of Investing in the Fund” is amended to delete “Regulatory Risk” and replace it with the following:

■ Regulatory Risk—On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.